CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 8.8%
Entertainment - 4.5%
Netflix Inc.	25,400	$9,514,586	*
Sea Ltd., ADR	32,320	3,871,613	*
Walt Disney Co.	43,770	6,003,493	*

Total Entertainment		19,389,692

Interactive Media & Services - 4.3%
Meta Platforms Inc., Class A Shares	82,716	18,392,730	*

TOTAL COMMUNICATION SERVICES		37,782,422

CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.3%
Aptiv PLC	46,862	5,609,850	*

Internet & Direct Marketing Retail - 10.3%
Alibaba Group Holding Ltd., ADR	35,193	3,828,998	*
Amazon.com Inc.	12,325	40,178,884	*

Total Internet & Direct Marketing Retail		44,007,882

Specialty Retail - 4.2%
Advance Auto Parts Inc.	29,549	6,115,461
Tractor Supply Co.	29,660	6,921,754
Ulta Beauty Inc.	12,153	4,839,568	*

Total Specialty Retail		17,876,783

Textiles, Apparel & Luxury Goods - 1.6%
NIKE Inc., Class B Shares	50,200	6,754,912

TOTAL CONSUMER DISCRETIONARY		74,249,427

CONSUMER STAPLES - 1.7%
Beverages - 1.7%
Monster Beverage Corp.	89,400	7,143,060	*

FINANCIALS - 2.0%
Capital Markets - 2.0%
S&P Global Inc.	21,432	8,790,978

HEALTH CARE - 15.0%
Biotechnology - 0.2%
BioMarin Pharmaceutical Inc.	10,488	808,625	*

Health Care Equipment & Supplies - 5.0%
Alcon Inc.	82,600	6,552,658
Dexcom Inc.	14,400	7,367,040	*
Intuitive Surgical Inc.	24,370	7,351,941	*

Total Health Care Equipment & Supplies		21,271,639

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	SHARES	VALUE
Health Care Providers & Services - 4.1%
UnitedHealth Group Inc.	33,974	$17,325,721

Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific Inc.	22,529	13,306,754

Pharmaceuticals - 2.6%
Zoetis Inc.	59,874	11,291,638

TOTAL HEALTH CARE		64,004,377

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
Raytheon Technologies Corp.	84,390	8,360,517

Air Freight & Logistics - 2.7%
United Parcel Service Inc., Class B Shares	53,724	11,521,649

Electrical Equipment - 1.8%
Eaton Corp. PLC	50,080	7,600,141

Road & Rail - 1.4%
Uber Technologies Inc.	170,985	6,100,745	*

Trading Companies & Distributors - 2.1%
W.W. Grainger Inc.	17,427	8,988,672

TOTAL INDUSTRIALS		42,571,724

INFORMATION TECHNOLOGY - 40.6%
IT Services - 6.9%
Fidelity National Information Services Inc.	37,760	3,791,859
PayPal Holdings Inc.	58,200	6,730,830	*
Visa Inc., Class A Shares	85,387	18,936,275

Total IT Services		29,458,964

Semiconductors & Semiconductor Equipment - 7.3%
ASML Holding NV, Registered Shares	8,120	5,423,591
Intel Corp.	84,200	4,172,952
NVIDIA Corp.	71,288	19,451,644
NXP Semiconductors NV	11,550	2,137,674

Total Semiconductors & Semiconductor Equipment		31,185,861

Software - 21.9%
Adobe Inc.	23,148	10,546,692	*
Atlassian Corp. PLC, Class A Shares	26,130	7,677,778	*
Microsoft Corp.	84,112	25,932,571
Palo Alto Networks Inc.	24,313	15,135,085	*
salesforce.com Inc.	68,310	14,503,579	*
Splunk Inc.	50,292	7,473,894	*
UiPath Inc., Class A Shares	67,124	1,449,207	*

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Growth Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY		SHARES	VALUE
Software - continued
Unity Software Inc.		35,900	$3,561,639	*
Workday Inc., Class A Shares		30,130	7,214,930	*

Total Software			93,495,375

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.		110,462	19,287,770

TOTAL INFORMATION TECHNOLOGY			173,427,970

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Equinix Inc.		8,609	6,384,607

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $231,323,314)			414,354,565

	Rate
SHORT-TERM INVESTMENTS - 3.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%	11,051,134	11,051,134
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%	2,762,784	2,762,784	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,813,918)			13,813,918

TOTAL INVESTMENTS - 100.2% (Cost - $245,137,232)			428,168,483
Liabilities in Excess of Other Assets - (0.2)%			(740,689)

TOTAL NET ASSETS - 100.0%			$427,427,794

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $2,762,784 and the cost was $2,762,784 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2022 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$414,354,565	—	—	$414,354,565
Short-Term Investments†	13,813,918	—	—	13,813,918

Total Investments	$428,168,483	—	—	$428,168,483

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,443,002	$4,925,715	4,925,715	$4,605,933	4,605,933	—	$314	—	$2,762,784

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